SCHEDULE OF INCOME TAX (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
U.S. federal				$ 79,500	$ 131,500
State and local				500	500
Total Current				80,000	132,000
U.S. federal				(209,000)	(257,000)
State and local
Total Deferred				(209,000)	(257,000)
Change in valuation allowance				209,000	257,000
Provision for income taxes				80,000	132,000
Provision for income taxes				$ (80,000)	(132,000)
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
Total Current					2,096	$ 4,576
Total Deferred					546,543	618,045
Change in valuation allowance					546,543	618,045
Provision for income taxes		$ (50)	$ (302)		(2,096)	(4,576)
Federal and state					50	50
Foreign					2,046	4,526
Federal and state
Foreign					546,543	618,045
Valuation allowance					(546,543)	(618,045)
Provision for income taxes		$ 50	$ 302		$ 2,096	$ 4,576